PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation of company's pension plans	$ 4,100	$ 3,700
Allowed variance from target allocation of plan assets	5.50%
General investment portfolio limits on holdings, description	5.00%
International plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected future employer contributions, next fiscal year	$ 45
OPEB
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected future employer contributions, next fiscal year	$ 18
Return-Seeking Investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets	50.00%
Liability Hedging Investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets	50.00%